Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related parties [Line Items]
Finance costs	$ 41,070	$ 39,321	$ 53,511
Administrative expenses	60,818	52,074	42,054
Geological and geophysical expenses	18,593	13,951	$ 7,694
Amounts payable, related party transactions	(15,000)	(29,509)
Description of nature of related party relationship			Joint Operations
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts payable, related party transactions	(4,803)	(8,449)	$ (10,015)
Amounts receivable, related party transactions	$ 1,035	$ 1,819	$ 2,455
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses	$ 160	$ 170	$ 170
Description of nature of related party relationship	Non-Executive Director (a)	Non-Executive Director (a)	Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses	$ 581	$ 547	$ 411
Description of nature of related party relationship	Executive Director (b)	Executive Director (b)	Executive Director (b)
LG International Corp [Member]
Disclosure Of Related parties [Line Items]
Finance costs		$ 1,606	$ 2,224
Amounts payable, related party transactions			(31,184)
Amounts receivable, related party transactions			$ 56
Description of nature of related party relationship		Partner	Partner